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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06537
Invesco Van Kampen Trust for Investment Grade New York Municipals

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Van Kampen Trust for Investment
Grade New York Municipals
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	VK-CE-IGNYM-QTR-1 07/10	Invesco Advisers, Inc.

Invesco Van Kampen Trust for Investment Grade New York Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 166.0%
	New York 156.3%
$1,000	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser D	5.750%	11/15/27	$1,028,050
1,000	Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac Student Hsg, Ser A (AMBAC Insd)	5.750	08/01/25	1,014,310
1,000	Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac Student Hsg, Ser B (AMBAC Insd)	5.750	08/01/30	1,005,810
6,700	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	*	07/15/34	1,438,758
825	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	846,698
825	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	849,758
950	Dutchess Cnty, NY Indl Dev Agy Civic Fac Rev Elant Fishkill Inc, Ser A	5.250	01/01/37	715,720
2,400	East Rochester, NY Hsg Auth Rev Sr Living Woodland Vlg Proj Rfdg	5.500	08/01/33	2,079,648
2,150	Essex Cnty, NY Indl Dev Agy Solid Waste Disp Rev Intl Paper Rfdg, Ser A (AMT)	5.200	12/01/23	2,111,343
2,000	Hempstead Town, NY Indl Dev Agy Civic Fac Rev Adelphi Univ Civic Fac	5.500	06/01/32	2,029,460
1,655	Hempstead Town, NY Loc Dev Corp Rev Molloy College Proj	5.750	07/01/39	1,745,810
2,000	Islip, NY Res Recovery Agy Rev 1985 Fac, Ser B (AMBAC Insd) (AMT)	7.250	07/01/11	2,106,260

Invesco Van Kampen Trust for Investment Grade New York Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,975	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser E	5.000%	12/01/17	$2,240,934
1,860	Long Island Pwr Auth NY Elec Sys Rev, Ser A	6.250	04/01/33	2,157,265
1,620	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Colgate Univ Proj, Ser A (AMBAC Insd)	5.000	07/01/35	1,670,463
750	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Proj, Ser A	5.500	02/01/32	688,935
1,000	Madison Cnty, NY Indl Dev Agy Morrisville St College Fndtn, Ser A (CIFG Insd)	5.000	06/01/28	996,430
1,535	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/27	1,681,961
4,000	Metropolitan Trans Auth NY Rev Rfdg, Ser A (AMBAC Insd)	5.500	11/15/19	4,312,880
10,000	Metropolitan Trans Auth NY Rev, Ser B (BHAC Insd) (a)	5.000	11/15/31	10,516,000
1,500	Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM Boces, Ser A (Syncora Gtd)	5.000	07/01/34	1,360,110
2,935	Nassau Cnty, NY Gen Impt, Ser C (AGL Insd)	5.000	10/01/27	3,238,861
5,000	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	5,005,400
3,500	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	3,242,155

Invesco Van Kampen Trust for Investment Grade New York Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,735	New York City Indl Dev Agy Civic Fac Rev Staten Island Univ Hosp Proj, Ser B	6.375%	07/01/31	$1,749,019
2,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	2,035,520
1,940	New York City Indl Dev Agy Rev Liberty Iac/Interactive Corp.	5.000	09/01/35	1,766,564
2,000	New York City Indl Dev Agy Rev Queens Baseball Stadium Pilot (AGL Insd)	6.500	01/01/46	2,226,520
2,000	New York City Indl Dev Agy Rev Queens Baseball Stadium Pilot (AMBAC Insd)	5.000	01/01/36	1,808,180
2,445	New York City Indl Dev Agy Spl Fac Rev NY Stk Exchange Proj Rfdg, Ser A	5.000	05/01/21	2,692,581
500	New York City Indl Dev Agy Spl Fac Rev NY Stk Exchange Proj Rfdg, Ser A	5.000	05/01/25	530,330
1,500	New York City Indl Dev Agy Spl Fac Rev NY Stk Exchange Proj Rfdg, Ser A	5.000	05/01/29	1,546,545
3,710	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT) (b)	5.500	01/01/19	3,924,883
3,000	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT) (b)	5.500	01/01/20	3,156,000
4,000	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT) (b)	5.500	01/01/21	4,174,680

Invesco Van Kampen Trust for Investment Grade New York Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,125	New York City Indl Dev Civic Fac Rev YMCA Gtr NY Proj	5.800%	08/01/16	$1,127,272
1,500	New York City Muni Wtr Fin Auth Wtr & Swr Rev, Ser FF-2	5.500	06/15/40	1,678,515
10,000	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser C (a)	5.000	06/15/31	10,479,100
12,000	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/37	12,450,840
4,700	New York City, NY Sub, Ser I-1	5.250	04/01/32	5,130,144
3,300	New York City, Ser F1	5.500	11/15/28	3,698,112
10,000	New York City, Ser I-1 (a)	5.000	02/01/26	10,777,000
10,000	New York City, Subser L-1 (a)	5.000	04/01/27	10,756,900
1,500	New York City Tr Cultural Res Rev Carnegie Hall, Ser A	5.000	12/01/39	1,545,600
10,890	New York City Transitional Cultural Res Rev Amern Museum Nat History Rfdg, Ser A (NATL Insd) (a)	5.000	07/01/44	11,150,053
2,950	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-1	5.500	07/15/38	3,230,073
1,350	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-2	6.000	07/15/33	1,547,302
4,500	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/27	4,954,455
1,000	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	1,071,880
2,230	New York Liberty Dev Corp Priority Bk American Rfdg	6.375	07/15/49	2,337,151

Invesco Van Kampen Trust for Investment Grade New York Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York St Dorm Auth Lease Rev Master Boces Pgm, Ser A (AGM Insd)	5.250%	08/15/17	$1,039,770
2,200	New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Group	5.000	07/01/27	2,220,152
3,000	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	3,415,590
1,925	New York St Dorm Auth Rev Cons City Univ Sys Second Gen, Ser A	5.750	07/01/13	2,096,749
1,670	New York St Dorm Auth Rev Dept Ed	5.250	07/01/19	1,820,834
1,500	New York St Dorm Auth Rev Dept Hlth, Ser A (CIFG Insd)	5.000	07/01/25	1,578,315
2,300	New York St Dorm Auth Rev Hosp (NATL Insd)	5.000	08/01/33	2,334,546
2,340	New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375	07/01/23	2,408,234
1,720	New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg (Connie Lee Insd)	6.500	07/01/11	1,772,236
3,750	New York St Dorm Auth Rev Mem Sloan Kettering Cancer Center (NATL Insd)	5.500	07/01/23	4,385,513
6,000	New York St Dorm Auth Rev Non St Supported Debt Court Fac Lease NYC Issue, Ser A (AMBAC Insd)	5.500	05/15/30	6,667,140
915	New York St Dorm Auth Rev Non St Supported Debt Fordham Univ, Ser B (AGL Insd)	5.000	07/01/33	965,115
2,000	New York St Dorm Auth Rev Non St Supported Debt Insd Providence Rest (ACA Insd)	5.000	07/01/35	1,334,020

Invesco Van Kampen Trust for Investment Grade New York Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,525	New York St Dorm Auth Rev Non St Supported Debt Insd Providence Rest (ACA Insd)	5.125%	07/01/30	$1,825,398
600	New York St Dorm Auth Rev Non St Supported Debt Insd-pratt Inst, Ser C (AGL Insd)	5.125	07/01/39	628,626
4,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/26	4,079,720
1,750	New York St Dorm Auth Rev Non St Supported Debt Mount Sinai Sch Of Medicine	5.125	07/01/39	1,768,025
1,500	New York St Dorm Auth Rev Non St Supported Debt NYU Hosp Ctr, Ser A	5.000	07/01/36	1,463,745
2,870	New York St Dorm Auth Rev Non St Supported Debt NY Univ, Ser C	5.000	07/01/38	3,005,493
1,250	New York St Dorm Auth Rev Non St Supported Debt North Shore LI Jewish, Ser A	5.500	05/01/37	1,296,450
1,000	NewYork St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.125	12/01/29	1,011,930
3,000	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.500	12/01/21	3,143,010
2,000	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Bd Fin Pgm, Ser D (AGL Insd)	5.750	10/01/24	2,279,880
1,000	New York St Dorm Auth Rev Non St Supported Debt St Josephs College (c)	5.250	07/01/35	1,015,410

Invesco Van Kampen Trust for Investment Grade New York Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	New York St Dorm Auth Rev NY Univ Insd, Ser 1 (AMBAC Insd)	5.500%	07/01/31	$2,396,980
830	New York St Dorm Auth Rev Secondarily Insd NY Univ, Ser 1 (BHAC Insd)	5.500	07/01/31	964,211
2,205	New York St Dorm Auth Rev St Supported Debt Lease St Univ Dorm Fac, Ser A	5.000	07/01/25	2,377,387
2,000	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc Fac Impt, Ser A (AGM Insd)	5.000	02/15/27	2,139,020
2,000	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc, Ser C (AGM Insd) (AMT)	5.250	02/15/28	2,024,800
3,600	New York St Dorm Auth Rev St Univ Ed Fac, Ser A (NATL Insd)	5.250	05/15/15	4,050,036
5,010	New York St Dorm Auth Rev St Univ Ed Fac, Ser B	5.250	05/15/19	5,562,954
2,150	New York St Dorm Auth St Pers Income Tax Rev Ed, Ser B	5.750	03/15/36	2,452,376
300	New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr Revolving Fd, Ser A (POL CTL-SRF Insd) (d)	5.750	06/15/12	330,930

Invesco Van Kampen Trust for Investment Grade New York Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$500	New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr, Ser 02 (POL CTL-SRF Insd) (d)	5.750%	06/15/12	$551,450
95	New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr, Ser 02 (POL CTL-SRF Insd)	5.750	06/15/12	104,322
1,505	New York St Environmental Fac Corp Rev, Ser C	5.000	10/15/39	1,616,235
1,000	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Muni Wtr Proj, Ser B	5.250	06/15/20	1,078,480
2,100	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (a)	5.125	06/15/38	2,239,377
810	New York St Mtg Agy Rev Homeowner Mtg, Ser 71 (AMT)	5.400	04/01/29	810,324
1,555	New York St Mtg Agy Rev Homeowner Mtg, Ser 145 (AMT)	5.050	10/01/29	1,575,977
2,500	New York St Twy Auth Gen Rev, Ser H (NATL Insd)	5.000	01/01/29	2,623,025
2,000	New York St Twy Auth Second Gen Hwy & Brdg Tr Fd, Ser B	5.000	04/01/27	2,168,560
1,250	New York St Urban Dev Corp Rev Correctional Fac Rfdg	5.500	01/01/13	1,307,563
4,650	New York St Urban Dev Corp Rev Correctional Fac Rfdg, Ser A	5.500	01/01/14	4,933,092
2,000	New York St Urban Dev Corp Rev Svc Contract, Ser B	5.250	01/01/25	2,171,740

Invesco Van Kampen Trust for Investment Grade New York Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$3,570	Niagara Falls, NY Frontier Auth Trans Arpt Rev Buffalo Niagara Intl Arpt, Ser A (NATL Insd) (AMT)	5.625%	04/01/29	$3,577,925
1,060	Niagara Falls, NY Wtr Treatment Plant (NATL Insd) (AMT)	7.250	11/01/10	1,078,529
1,520	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser B	6.000	12/01/19	1,530,853
1,950	Onondaga, NY Civic Dev Corp Rev Le Moyne College Proj	5.375	07/01/40	1,965,561
35,000	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	36,875,650
10,000	Port Auth NY & NJ Cons 152nd (a)	5.000	10/01/25	10,386,600
2,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/22	2,002,180
2,500	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/25	2,503,650
1,000	Rockland Cnty, NY Solid Waste Mgmt Auth, Ser B (AMBAC Insd) (AMT)	5.125	12/15/28	1,001,630
1,000	Saratoga Cnty, NY Indl Dev Agy Civic Fac Rev Saratoga Hosp Proj, Ser B	5.125	12/01/27	995,950
1,500	Seneca Cnty, NY Indl Dev Agy Solid Waste Disp Rev Seneca Meadows Inc Proj (GTY AGMT) (AMT) (b)(e)	6.625	10/01/35	1,511,430

Invesco Van Kampen Trust for Investment Grade New York Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,250	Sodus, NY Ctr Sch Dist Rfdg (NATL Insd)	5.125%	06/15/17	$1,342,063
2,085	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastrn Long Island Hosp Assn (e)	5.375	01/01/27	1,672,128
750	Tompkins Cnty, NY Indl Dev Agy Rev Civic Fac Cornell Univ, Ser A	5.000	07/01/37	801,068
15	Triborough Brdg & Tunl Auth NY Rev Gen Purp, Ser A	5.000	01/01/32	15,500
2,000	Troy, NY Cap Resource Corp Rev Rensselaer Polytechnic, Ser A	5.000	09/01/30	2,062,280
2,340	Tsasc, Inc NY, Ser 1	5.000	06/01/34	1,984,858
8,000	Tsasc, Inc NY, Ser 1	5.125	06/01/42	6,455,520
1,000	United Nations Dev Corp NY Rev Rfdg, Ser A	5.000	07/01/25	1,085,300
1,360	Warren & Washington Cnty, NY Indl Dev Agy Civic Fac Rev Glens Falls Hosp Proj, Ser A (AGM Insd)	5.000	12/01/35	1,369,044
5,000	Westchester Cnty, NY Indl Dev Agy Continuing Care Retirement Mtg Kendal on Hudson Proj, Ser A (Prerefunded @ 1/01/13)	6.500	01/01/34	5,683,450
5,500	Westchester Tob Asset Sec Corp NY	5.125	06/01/45	4,183,135

				348,747,282

	Guam 0.9%
750	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.625	12/01/29	773,002

Invesco Van Kampen Trust for Investment Grade New York Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Guam (continued)
$500	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.750%	12/01/34	$515,060
820	Guam Pwr Auth Rev, Ser A	5.500	10/01/40	813,604

				2,101,666

	Puerto Rico 5.9%
1,225	Puerto Rico Comwlth Infrastructure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500	07/01/27	1,297,924
1,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser TT	5.000	07/01/37	983,250
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.000	07/01/28	1,010,050
1,500	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	1,515,900
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	1,092,410
75	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	86,767
2,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (Prerefunded @ 8/01/11) (b)	5.000	08/01/39	2,619,500
945	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	959,043
1,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	6.375	08/01/39	1,660,665
2,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	2,010,040

				13,235,549

Invesco Van Kampen Trust for Investment Grade New York Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	U.S. Virgin Islands 2.9%
$1,500	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375%	10/01/19	$1,521,120
3,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (ACA Insd) (Prerefunded @ 10/01/10)	6.125	10/01/29	3,059,640
1,600	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	1,803,024

				6,383,784

Total Long-Term Investments 166.0% (Cost $358,808,840)				370,468,281
Total Short-Term Investments 1.3% (Cost $2,900,000)				2,900,000

Total Investments 167.3% (Cost $361,708,840)				373,368,281
Liability for Floating Rate Note Obligations Related to Securities Held (29.7%) (Cost $66,235,000)
(66,235)	Notes with interest rates ranging from 0.27% to 0.37% at July 31, 2010 and contractual maturities of collateral ranging from 2025 to 2044 (f)			(66,235,000)

Total Net Investments 137.6% (Cost $295,473,840)				307,133,281
Other Assets in Excess of Liabilities 1.4%				3,058,783
Preferred Shares (including accrued distributions) (39.0%)				(87,007,111)

Net Assets Applicable to Common Shares 100.0%				$223,184,953

Invesco Van Kampen Trust for Investment Grade New York Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	Security purchased on a when-issued or delayed delivery basis.

(d)	Escrowed to Maturity

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Floating rate notes. The interest rates shown reflect the rates in effect at July 31,2010
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
Comwth — Commonwealth of Puerto Rico
Connie Lee — Connie Lee Insurance Co.
FGIC — Financial Guaranty Insurance Co.
GTY AGMT — Guarantee Agreement
NATL — National Public Finance Guarantee Corp.
POL CTL-SRF — State Water Pollution Control Revolving Fund
Syncora Gtd — Syncora Guaranteed Limited
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	Prices are based on quoted prices in active markets for identical investments

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Trust’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of July 31, 2010 in valuing the Trust’s investments carried at value.

Invesco Van Kampen Trust for Investment Grade New York Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Municipal Bonds	$-0-	$373,368,281	$-0-	$373,368,281

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,397,051
Aggregate unrealized (depreciation) of investment securities	(4,621,483)

Net unrealized appreciation of investment securities	$10,775,568

Cost of investments for tax purposes is $296,359,634.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Trust for Investment Grade New York Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.